OPERATING REVENUES - Narrative (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Non- lease	$ 186,897,000
Capitalized contract assets	10,500,000
Capitalized contract cost, accumulated amortization	7,100,000
Capitalized contract assets, remaining balance	3,400,000
Capitalized contract assets, amortization	3,200,000
Total deferred charter revenue	39,700,000
Revenue recognized that was deferred	15,900,000
Credit loss allowance	100,000	$ 100,000
Capitalized contract assets, impairment loss			$ 0
Total operating revenues	433,755,000	253,654,000
Other operating income (expenses), net	3,559,000	2,362,000
Capesize Chartering Ltd ("CCL")
Disaggregation of Revenue [Line Items]
Total operating revenues	198,700,000	92,000,000
Supramax Vessels
Disaggregation of Revenue [Line Items]
Operating lease revenues	10,000,000	2,500,000
Demurrage Revenue
Disaggregation of Revenue [Line Items]
Non- lease	$ 17,400,000	$ 6,400,000